Noninterest Income - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Other Revenues [Line Items]
Lending fees		¥ 159,000	¥ 143,000
Trust fees		51,000	54,000	¥ 51,000
Fees related to trust business		71,000	75,000	74,000
Trading account gains (losses)—net	[1]	120,596	745,692	328,841
Other noninterest income	[1],[2]	52,086	139,582	72,135
Revenue from contracts with customers ("ASC 606")
Other Revenues [Line Items]
Deposit fees		15,000	14,000
Trading account gains (losses)—net		86,000	60,000	68,000
Other noninterest income		¥ 15,000	¥ 24,000	¥ 26,000

[1]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
[2]	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 27 “Fair value” for further details.